Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Summary of balances with related parties

	At December 31,
	2025	2024
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,480	2,379
Trade receivables with other related parties	1,913	2,734
Other receivables with associates	2,238	—
Other receivables with other related parties	9,478	9,239
Other financial assets with associates	2,408	3,260
Other financial assets with other related parties(1)	69,729	44,637
Trade payables to associates	(4,078)	(1,123)
Trade payables to other related parties	(4,184)	(3,877)
	78,984	57,249
(b) Other liabilities
Other liabilities to associates(2)	(12,651)	(13,813)
Other liabilities to other related parties	(1,169)	(1,237)
	(13,820)	(15,050)
(c) Other balances
Cash at banks in other related parties	28,142	34,102
	28,142	34,102

(1) As of December 31, 2025 mainly includes a loan and time deposits to other related parties amounting to USD 16.7 million and USD 50.0 million respectively (USD 15.1 million and USD 25.0 million respectively as of December 31, 2024).

(2) Includes deferred income from associates.

Summary of time deposits with related parties

			Contract	Contract amount (In
Contract date	Maturity date	Interest rate	currency	million of USD)
Jan-24	Jan-27	5.00%	USD	10.0
Feb-25	Feb-28	5.00%	USD	20.0
Jul-25	Jul-28	4.75%	USD	10.0
Aug-25	Aug-28	5.00%	USD	5.0
Aug-25	Aug-28	10.50%	DRAM	5.0
Total				50.0

			Contract	Contract amount (In
Contract date	Maturity date	Interest rate	currency	million of USD)
Jan-24	Jan-27	5.00%	USD	10.0
Aug-24	Aug-25	9.60%	DRAM	5.0
Total				15.0

Schedule of transactions with related parties

	For the year ended December 31,
	2025	2024	2023
Transactions
Aeronautical/Commercial revenue	29,617	27,120	14,267
Fees	(13,878)	(13,066)	(10,300)
Interest accruals	3,591	1,855	660
Acquisition of goods and services	(35,403)	(31,124)	(22,955)
Compensation to the Group’s key staff	(5,971)	(4,871)	(4,249)
Others	(2,173)	(2,593)	(4,198)